10-Q Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Jul. 02, 2025	Mar. 31, 2025	Dec. 31, 2024	Jan. 17, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 93,759	$ 89,213		$ 107,553	$ 93,026		$ 83,219
Restricted cash	12,370	12,360		14,314	14,200		8,599
Accounts receivable, net of allowance for credit losses of $2,617 and $2,722, respectively	71,546	76,339			66,031
Inventory	241,284	225,022			216,937
Assets held for sale and discontinued operations	3,054	3,681			15,653
Prepaid expenses and other current assets	33,135	37,379			28,067
Notes receivable - current	6,368	4,629			451	$ 7,000
Total current assets	461,516	448,623			434,365
Deferred tax asset	464	443			401
Income tax receivable	2,382	2,382			20,041
Other assets - net of current	17,879	13,396			14,982
Notes receivable - net of current	806	2,980			2,037
Property, plant and equipment, net	509,153	520,386			542,604
Right-of-use assets, finance lease, net	91,646	97,599			105,168
Right-of-use assets, operating lease, net	112,147	113,274			115,829
Intangible assets, net	982,061	1,011,115			1,085,397
Goodwill	633,524	635,117			628,884		626,628
Total assets	2,811,578	2,845,315			2,949,708
Current liabilities:
Accounts payable	76,100	74,725			79,129
Accrued expenses	102,089	110,493			102,188
Income tax payable	21,661	18,952			23,414
Lease liabilities, finance - current	12,709	11,684			10,995
Lease liabilities, operating - current	20,046	19,837			17,333
Notes payable - current	40,014	35,730			101,723
Deferred consideration liability - current	2,171	2,966			33,068
Financial obligations - current	10,421	7,238			7,208
Liabilities associated with assets held for sale and discontinued operations	6,839	7,073			8,905
Other current liabilities	4,292	5,616			652
Total current liabilities	296,342	294,314			387,925
Deferred tax liability	204,160	212,002			244,773
Notes payable - net of current	525,077	512,922			466,897
Lease liabilities, finance - net of current	137,755	144,446			150,683
Lease liabilities, operating - net of current	97,513	102,346			106,192
Uncertain tax position	439,228	531,508			392,188
Contingent consideration liability - net of current	3,047	3,358			2,837
Deferred consideration liability - net of current	125	0			2,000
Financial obligations - net of current	197,743	202,901			201,687
Other long-term liabilities	1,479	1,237			1,133
Total liabilities	1,902,469	2,005,034			1,956,315
Commitments and contingencies
Temporary equity:
Redeemable non-controlling interest contingency	87,997	83,931	$ 102,100	149,079	132,179		120,650	$ 121,113
Shareholders' equity:
Common stock, no par value; unlimited shares authorized; 260,491,464 and 257,491,582 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively.	0	0			0
Additional paid-in capital	2,348,719	2,345,402			2,237,468
Accumulated other comprehensive loss	(10,162)	(1,808)			(20,080)
Accumulated deficit	(1,517,445)	(1,587,244)			(1,356,174)
Total shareholders' equity	821,112	756,350		$ 814,021	861,214		$ 1,050,642	$ 1,279,705
Total liabilities, temporary equity and shareholders' equity	$ 2,811,578	$ 2,845,315			$ 2,949,708